United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/20

Date of Reporting Period: Six months ended 05/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | TLRAX	B | TLRBX	C | TLRCX	R | FTRKX
	Institutional | FTRBX	Service | FTRFX	R6 | FTRLX

Federated Total Return Bond Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Total Return Bond Fund)
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Total Return Series, Inc.)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Total Return Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (Unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	36.3%
Mortgage-Backed Securities[3]	20.3%
U.S. Treasury and Agency Securities	16.5%
Commercial Mortgage-Backed Securities[3]	5.0%
Asset-Backed Securities	1.5%
Municipal Bonds	1.1%
Foreign Government Securities	0.6%
Agency Risk Transfer Securities	0.6%
Collateralized Mortgage Obligations	0.2%
Derivative Contracts[4,5]	0.0%
High Yield Bond Portfolio	6.4%
Federated Project and Trade Finance Core Fund	4.5%
Emerging Markets Core Fund	4.2%
Federated Bank Loan Core Fund	3.0%
Securities Lending Collateral[6]	3.0%
Cash Equivalents[7]	3.6%
Other Assets and Liabilities—Net[8]	(6.8)%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		AGENCY RISK TRANSFER SECURITIES—0.6%
		Structured Product (ABS)—0.6%
$17,281,701	[1]	Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 2.768% (1-month USLIBOR +2.600%), 5/25/2024	$13,174,808
13,786,229	[1]	Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.168% (1-month USLIBOR +3.000%), 7/25/2024	10,466,451
15,207,299	[1]	Connecticut Avenue Securities, Series 2014-C04, Class 1M2, 5.068% (1-month USLIBOR +4.900%), 11/25/2024	15,693,151
1,735,437	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.368% (1-month USLIBOR +2.200%), 2/25/2024	1,713,287
1,820,000	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 4.668% (1-month USLIBOR +4.500%), 2/25/2024	1,517,288
176,033	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 1.818% (1-month USLIBOR +1.650%), 4/25/2024	175,389
7,730,000	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 3.768% (1-month USLIBOR +3.600%), 4/25/2024	6,541,262
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $51,889,377)	49,281,636
		CORPORATE BONDS—36.3%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.150%, 12/1/2024	2,819,763
190,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	192,721
395,000	[2]	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	500,510
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	10,389,523
12,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	12,302
		TOTAL	13,914,819
		Basic Industry - Metals & Mining—0.4%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,036,433
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,509,108
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	6,869,718
4,380,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	4,397,476
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,252,474
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,261,370
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,807,015
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	$2,483,663
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,608,533
		TOTAL	37,225,790
		Basic Industry - Paper—0.2%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	3,247,252
9,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	10,634,472
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	3,644,522
		TOTAL	17,526,246
		Capital Goods - Aerospace & Defense—1.3%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,137,283
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	8,224,871
7,640,000	[2]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,288,972
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	2,230,846
5,875,000	[2]	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	6,073,065
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	6,268,839
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	5,026,147
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	4,259,132
3,500,000	[2]	Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	3,478,948
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,831,443
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	3,122,187
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,856,119
3,750,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	4,042,237
10,870,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	12,024,177
2,810,000		Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	2,879,148
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,344,549
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	8,348,473
5,400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	5,657,423
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	8,217,561
435,000	[2]	Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	348,000
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.127% (3-month USLIBOR +1.735%), 2/15/2042	1,113,294
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	$1,898,746
3,000,000	[2]	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,184,793
		TOTAL	118,856,253
		Capital Goods - Building Materials—0.2%
3,010,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	3,044,088
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,002,517
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,283,342
		TOTAL	13,329,947
		Capital Goods - Construction Machinery—0.3%
445,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	458,517
9,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	9,418,439
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	92,329
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	327,212
3,910,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	4,242,399
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	526,673
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	518,716
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	11,333,983
		TOTAL	26,918,268
		Capital Goods - Diversified Manufacturing—0.5%
1,950,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	2,045,080
10,025,000		3M Co., Sr. Unsecd. Note, 2.375%, 8/26/2029	10,630,065
144,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	172,954
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	372,646
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	227,760
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,105,964
3,270,000	[2]	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	3,240,610
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,609,108
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$2,680,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	$2,819,012
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,426,809
8,495,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	8,599,770
3,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,806,457
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	2,100,682
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,487,088
		TOTAL	47,644,005
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,894,731
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,297,402
		TOTAL	12,192,133
		Communications - Cable & Satellite—1.0%
10,980,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	12,883,011
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	229,497
5,320,000		Charter Communications, Inc., 4.200%, 3/15/2028	5,930,477
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,760,488
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	2,432,895
10,200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	11,190,470
4,570,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	5,099,721
8,290,000		Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	9,385,301
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	1,013,079
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	467,418
3,380,000	[2]	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,876,703
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	720,179
5,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	7,017,619
3,080,000	[2]	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,279,062
3,000,000		NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	4,339,372
2,325,000	[2]	NBCUniversal, Inc., Sr. Unsecd. Note, 6.400%, 4/30/2040	3,414,056
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	$8,284,774
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	537,298
135,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	158,968
		TOTAL	85,020,388
		Communications - Media & Entertainment—0.9%
5,000,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,561,987
10,000,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	10,674,159
3,445,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	4,032,715
4,510,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	5,987,328
11,850,000	[2]	Grupo Televisa S.A., 6.625%, 3/18/2025	13,802,361
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,211,207
8,340,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	9,004,076
5,200,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	5,163,069
6,255,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	6,935,575
5,585,000	[2]	Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	5,668,106
2,570,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	2,886,952
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	3,605,406
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,751,179
		TOTAL	77,284,120
		Communications - Telecom Wireless—0.7%
8,980,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	9,370,810
3,000,000	[2]	American Tower Corp., Sr. Unsecd. Note, 3.700%, 10/15/2049	3,339,846
3,500,000	[2]	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,989,096
2,930,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	3,182,795
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	9,533,022
431,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	461,098
14,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	15,247,120
3,350,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	3,783,255
5,500,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	5,678,566
5,005,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	5,660,596
5,630,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	7,322,739
		TOTAL	67,568,943
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—1.3%
$3,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	$3,238,222
7,090,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	7,163,960
6,370,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	6,448,146
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,235,669
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	1,293,831
6,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.550%, 3/9/2049	6,826,896
3,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	3,810,555
465,000	AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	569,372
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,648,728
275,000	AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	361,031
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	7,965,100
6,100,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	7,635,190
5,550,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	7,113,914
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	13,152,601
2,000,000	Qtel International Finance Ltd., Company Guarantee, 144A, 4.750%, 2/16/2021	2,047,490
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,439,270
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,775,907
4,525,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	5,721,904
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	1,073,442
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,084,000
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,855,691
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	7,374,174
3,900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	4,461,266
940,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2037	1,267,889
	TOTAL	115,564,248
	Consumer Cyclical - Automotive—0.6%
2,400,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,440,859
8,680,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	8,897,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,540,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	$5,615,420
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	251,834
10,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	11,130,184
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	3,042,343
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	411,971
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,690,336
2,700,000	[2]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,812,358
7,800,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	8,015,391
3,045,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,140,140
4,650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	4,984,153
		TOTAL	56,431,989
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	250,579
		Consumer Cyclical - Leisure—0.1%
565,000	[2]	Carnival Corp., Sr. Unsecd. Note, 3.950%, 10/15/2020	553,645
4,002,395		Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	4,046,550
		TOTAL	4,600,195
		Consumer Cyclical - Lodging—0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	725,838
		Consumer Cyclical - Retailers—1.5%
5,000,000		Advance Auto Parts, Inc., 4.500%, 12/1/2023	5,350,924
10,150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 144A, 3.900%, 4/15/2030	10,387,385
8,800,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	8,401,899
4,180,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	4,360,344
6,835,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	7,709,205
309,795		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	327,967
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	1,751,820
2,500,000	[2]	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,684,057
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	9,156,075
475,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	509,235
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$305,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	$341,231
2,430,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,774,396
12,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	16,416,146
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,232,531
2,480,000	[2]	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,528,566
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	5,371,466
9,180,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,799,758
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	4,595,463
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,599,195
3,690,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	4,104,093
12,000,000	[2]	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	13,324,565
2,540,000	[2]	O’Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,577,752
2,370,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,621,834
3,750,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	4,240,231
10,400,000		WalMart, Inc., 2.550%, 4/11/2023	10,970,015
365,000		WalMart, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	541,731
		TOTAL	135,677,884
		Consumer Cyclical - Services—0.8%
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	10,880,969
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,836,804
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	6,146,200
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	171,557
5,585,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	6,407,302
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,859,435
6,700,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,514,705
589,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	606,094
325,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	291,787
11,250,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	12,928,669
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,637,608
4,420,000	[2]	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,911,806
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,713,341
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	452,334
		TOTAL	66,358,611
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—1.9%
$870,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	$994,172
11,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	12,794,342
1,390,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,613,200
6,960,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,620,811
3,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	3,366,902
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,314,035
8,295,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	8,415,276
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.300%, 9/1/2021	1,037,659
5,315,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,413,779
5,000,000	Constellation Brands, Inc., 4.250%, 5/1/2023	5,468,139
1,690,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,749,278
6,640,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	7,727,737
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,359,326
8,000,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,727,869
2,930,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	3,627,359
3,250,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,416,655
8,100,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	8,435,772
6,740,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	7,388,064
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,244,197
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	10,494,801
5,965,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	6,487,752
2,845,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,103,019
3,140,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,582,015
230,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.000%, 6/4/2042	236,775
109,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	109,009
2,965,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	3,083,694
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,016,517
4,480,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	4,573,643
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$6,100,000		PepsiCo, Inc., 2.750%, 4/30/2025	$6,639,885
5,990,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	7,197,717
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	189,622
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	235,987
6,865,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	7,576,354
1,450,000		Tyson Foods, Inc., 5.150%, 8/15/2044	1,769,902
1,970,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,158,804
3,850,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	4,933,665
		TOTAL	168,103,733
		Consumer Non-Cyclical - Health Care—0.7%
4,195,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	4,445,093
2,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	2,268,198
7,355,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	7,703,638
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,859,162
9,570,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	10,779,752
7,625,000		Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	10,173,081
3,270,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	3,441,693
1,000,000	[2]	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	1,113,775
11,545,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	11,842,545
8,325,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	8,641,796
1,995,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	2,269,281
		TOTAL	64,538,014
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
5,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	6,015,593
9,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	12,800,428
6,380,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	6,863,343
13,210,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	15,267,087
8,050,000	[2]	Amgen, Inc., 2.300%, 2/25/2031	8,336,572
9,985,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	10,465,996
2,000,000	[2]	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,176,313
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	461,596
7,410,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,653,710
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	$7,655,563
7,000,000	[2]	AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,586,614
5,050,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,451,920
5,250,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,886,129
2,455,000	[2]	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,630,730
3,425,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2025	3,896,249
9,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.900%, 2/20/2028	10,572,896
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.125%, 6/15/2039	330,046
3,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.350%, 11/15/2047	3,887,830
2,475,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2045	3,419,842
9,315,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	10,731,341
1,000,000		Johnson & Johnson, 5.950%, 8/15/2037	1,520,882
500,000	[2]	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	588,954
15,850,000	[2]	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	18,259,827
1,900,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	1,938,860
11,215,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	11,597,710
		TOTAL	165,996,031
		Consumer Non-Cyclical - Products—0.3%
3,060,000		Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,301,816
7,050,000		Clorox Co., Sr. Unsecd. Note, 1.800%, 5/15/2030	7,125,495
500,000		Procter & Gamble Co., 2.300%, 2/6/2022	519,912
8,035,000		Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	9,219,046
5,630,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	6,069,077
		TOTAL	26,235,346
		Consumer Non-Cyclical - Supermarkets—0.2%
3,000,000		Kroger Co., Bond, 6.900%, 4/15/2038	4,307,619
8,000,000	[2]	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	9,655,820
		TOTAL	13,963,439
		Consumer Non-Cyclical - Tobacco—0.4%
9,075,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	11,640,917
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$7,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	$7,841,330
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,904,371
4,490,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.850%, 9/15/2023	4,960,914
5,450,000	[2]	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	6,555,061
		TOTAL	36,902,593
		Energy - Independent—0.3%
3,060,000	[2]	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	2,700,537
4,500,000		Apache Corp., Sr. Unsecd. Note, 4.750%, 4/15/2043	3,495,773
7,000,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	7,159,644
12,625,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	12,341,656
1,730,000	[2]	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,712,996
610,000	[2]	XTO Energy, Inc., 6.750%, 8/1/2037	876,569
		TOTAL	28,287,175
		Energy - Integrated—1.0%
2,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,713,214
365,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	393,364
10,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	10,425,260
100,000		BP PLC, Deb., 8.750%, 3/1/2032	140,305
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,694,417
8,520,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	9,176,489
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,650,591
4,000,000		Conoco, Inc., 7.250%, 10/15/2031	5,416,680
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	294,592
15,335,000		Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	17,422,266
6,305,000		Husky Energy, Inc., 4.000%, 4/15/2024	6,310,890
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	575,014
3,770,000	[2]	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	4,119,230
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,523,711
14,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	17,168,737
3,550,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.500%, 6/15/2038	4,388,742
		TOTAL	91,413,502
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—1.0%
$9,240,000	[2]	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	$9,033,643
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,493,218
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	2,943,132
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	851,707
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	378,197
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,665,293
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	235,519
4,270,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	4,523,763
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	5,423,276
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	7,146,612
1,110,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	1,113,762
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	404,317
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	2,012,096
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,344,693
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	696,994
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	318,049
5,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	5,003,508
2,220,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	2,329,032
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	8,136,774
4,710,000	[2]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,828,141
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,898,010
7,500,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	8,361,107
		TOTAL	90,140,843
		Energy - Oil Field Services—0.1%
175,000		Burlington Resources, LLC., Sr. Unsecd. Note, 7.200%, 8/15/2031	246,146
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$4,388,000	[2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	$4,585,052
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	666,067
		TOTAL	5,497,265
		Energy - Refining—0.2%
535,000	[2]	HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	574,449
325,000	[2]	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	309,685
8,375,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	8,492,335
275,000	[2]	Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	275,174
4,020,000		Valero Energy Corp., 7.500%, 4/15/2032	5,298,682
3,945,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	4,084,507
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	441,265
		TOTAL	19,476,097
		Financial Institution - Banking—6.5%
9,995,000		American Express Co., 2.650%, 12/2/2022	10,453,360
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	381,371
10,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,098,067
8,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	8,431,255
1,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,590,652
3,690,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,819,666
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,946,745
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	10,768,916
10,000,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	10,947,826
285,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	291,866
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	9,335,041
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	11,310,091
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,797,108
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,828,371
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	$618,307
660,000		Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	744,425
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,520,580
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,874,511
480,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	524,343
4,200,000		Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,273,051
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,175,463
2,160,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,296,285
570,000	[2]	Citigroup, Inc., Jr. Sub. Deb., Series U, 5.000%, 3/12/2169	534,019
5,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	5,087,117
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	4,097,429
895,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	924,075
5,665,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	5,896,830
9,070,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	9,566,232
10,215,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,517,225
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,639,057
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,470,335
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,499,360
10,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	11,540,750
3,080,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	3,256,171
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	384,027
13,600,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	14,200,722
2,850,000	[2]	City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	2,890,042
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	7,186,928
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,147,949
690,000		Deutsche Bank AG New York, 4.250%, 2/4/2021	696,890
14,145,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,148,486
7,540,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	8,183,370
4,280,000	[2]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,436,571
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	4,087,652
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	$5,877,763
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,159,601
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,262,146
1,275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	1,341,783
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,953,960
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,565,029
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,856,207
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	523,845
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,400,317
1,050,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	1,060,129
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2068	505,038
2,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,480,949
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	11,004,617
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,826,937
7,905,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	7,803,331
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,983,092
3,000,000	[1]	JPMorgan Chase & Co., 3.539% (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	3,002,700
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2169	745,060
610,000	[2]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2169	573,159
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	10,234,575
3,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 1/15/2023	3,615,176
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,194,734
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,116,862
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	10,949,111
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	436,976
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	11,149,833
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	$9,955,517
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	269,290
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	268,109
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,255,134
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	700,379
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,757,539
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,179,727
2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.990% (3-month USLIBOR +0.640%), 12/1/2021	2,163,697
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,717,597
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	449,065
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	13,383,387
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	766,707
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	14,060,059
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	1,510,738
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	526,773
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.334% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	1,920,000
5,285,000		Morgan Stanley, Sub. Deb., 4.875%, 11/1/2022	5,738,218
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	5,575,638
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,754,106
9,190,000		Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	9,455,044
5,000,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,151,542
5,100,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,651,967
6,215,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	6,508,430
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	3,448,309
97,251	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	62,240
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	6,226,704
500,000		Royal Bank of Scotland Group PLC, Sub. Deb., 6.125%, 12/15/2022	540,197
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$160,000		Royal Bank of Scotland Group PLC, Sub. Note, 6.000%, 12/19/2023	$176,483
1,930,000		State Street Corp., Sr. Unsecd. Note, 144A, 2.825%, 3/30/2023	1,996,973
7,530,000		State Street Corp., Sr. Unsecd. Note, 2.400%, 1/24/2030	8,023,617
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,390,332
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	391,003
2,495,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	2,466,057
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	347,768
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,550,193
10,250,000		Truist Bank, Sub. Note, Series BKNT, 3.800%, 10/30/2026	11,371,981
4,000,000	[2]	Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,515,402
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	596,447
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	290,873
12,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	12,751,201
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	9,004,649
195,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	200,972
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,940,047
10,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	10,612,976
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	20,269,846
435,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	475,519
		TOTAL	582,409,919
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,924,313
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,774,262
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	3,020,778
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,810,422
7,995,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	9,214,114
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,765,953
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	5,386,224
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,599,516
435,000		XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	485,331
		TOTAL	37,980,913
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—0.3%
$6,500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	$7,103,270
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,120,254
5,100,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	5,298,934
12,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	12,761,349
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	253,912
10,000		Santander UK Group Holdings PLC, Sr. Unsecd. Note, 3.125%, 1/8/2021	10,118
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	870,416
		TOTAL	30,418,253
		Financial Institution - Insurance - Health—0.1%
5,080,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	5,287,127
		Financial Institution - Insurance - Life—1.5%
10,200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	11,226,657
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	5,104,900
10,000,000	[2]	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,868,108
11,000,000		American International Group, Inc., 4.500%, 7/16/2044	12,386,580
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,854,591
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,690,820
7,780,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	10,618,448
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,362,038
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	8,631,352
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,360,777
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	383,265
5,000,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	5,753,798
3,970,000		Metlife, Inc., Sr. Unsecd. Note, 4.550%, 3/23/2030	4,923,641
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	17,665,346
5,060,000	[2]	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,993,641
3,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,204,490
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	$3,243,530
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	5,864,032
2,190,000	[2]	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,274,639
8,000,000		Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	9,115,165
1,050,000	[2]	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,447,903
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,682,396
		TOTAL	133,656,117
		Financial Institution - Insurance - P&C—0.7%
1,000,000		Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,261,011
255,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	317,422
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,911,210
7,895,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,207,168
4,350,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,858,297
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	4,050,054
1,000,000		Cincinnati Financial Corp., 6.920%, 5/15/2028	1,306,165
4,930,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	5,682,314
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,602,091
1,103,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,181,074
6,862,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	7,745,635
5,200,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	5,297,620
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	10,424,220
335,000		Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	419,365
2,295,000	[2]	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	2,235,058
		TOTAL	60,498,704
		Financial Institution - REIT - Apartment—0.5%
12,130,000	[2]	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,087,986
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$2,240,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	$2,337,098
3,745,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	3,896,690
5,100,000	[2]	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,257,540
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,951,465
9,900,000		UDR, Inc., Series MTN, 3.750%, 7/1/2024	10,343,852
1,905,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,931,860
2,100,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,199,529
		TOTAL	43,006,020
		Financial Institution - REIT - Healthcare—0.3%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,136,890
8,260,000		Healthcare Trust of America, 3.700%, 4/15/2023	8,461,394
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,912,664
5,000,000	[2]	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,785,599
3,650,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,611,546
2,500,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,649,045
		TOTAL	26,557,138
		Financial Institution - REIT - Office—0.3%
3,335,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2031	3,618,770
3,000,000	[2]	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	3,208,099
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,449,010
5,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	6,093,550
5,330,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,600,794
1,180,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,238,406
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,251,816
		TOTAL	26,460,445
		Financial Institution - REIT - Other—0.2%
440,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series D, 3.750%, 10/15/2023	434,135
2,665,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	3,144,380
2,925,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	2,844,917
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	10,594,990
		TOTAL	17,018,422
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—0.3%
$8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	$8,520,557
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,581,382
7,000,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	7,138,744
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,490,980
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,412,130
	TOTAL	23,143,793
	Municipal Services—0.0%
752,839	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	943,857
1,435,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,675,751
	TOTAL	2,619,608
	Sovereign—0.1%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	5,115,381
	Supranational—0.0%
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,968,141
	Technology—2.7%
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,221,309
555,000	Apple, Inc., 3.850%, 5/4/2043	685,280
16,000,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	16,925,918
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,849,667
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	12,638,989
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,661,726
7,228,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.110%, 9/15/2028	7,608,144
6,850,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 11/15/2030	7,146,978
2,280,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	2,503,519
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,237,213
7,995,000	Dell International LLC/EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	8,960,325
9,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	10,138,498
5,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	5,744,927
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,388,219
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,107,993
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,715,500
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$3,320,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	$3,842,828
6,885,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	7,612,767
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	7,187,892
775,000	IBM Corp., Sr. Unsecd. Note, 2.850%, 5/13/2022	810,349
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	4,665,576
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	3,374,109
5,635,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	6,346,603
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,834,525
5,630,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	6,241,663
1,220,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	1,289,506
1,140,000	Lam Research Corp., Sr. Unsecd. Note, 1.900%, 6/15/2030	1,148,054
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	7,119,128
1,765,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,809,704
4,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	5,058,697
2,546,000	Microsoft Corp., 3.500%, 11/15/2042	3,078,861
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,914,295
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,262,743
595,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	703,557
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.950%, 8/8/2056	9,718,062
7,000,000	Oracle Corp., 6.500%, 4/15/2038	10,564,517
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,177,097
12,665,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	13,949,070
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,341,874
5,430,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	6,156,333
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,274,703
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,873,534
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,861,122
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,853,871
	TOTAL	238,605,245
	Technology Services—0.0%
1,405,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	1,459,364
	Transportation - Airlines—0.0%
3,710,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	3,762,047
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation - Railroads—0.4%
$1,898,000		Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	$1,998,929
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,216,038
3,445,000		CSX Corp., Sr. Unsecd. Note, 3.800%, 4/15/2050	4,021,595
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.750%, 6/15/2020	1,370,764
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,709,489
2,725,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,728,537
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,369,226
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	6,047,956
4,660,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,842,067
6,565,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	6,885,129
		TOTAL	38,189,730
		Transportation - Services—0.8%
2,690,000		Enterprise Rent-A-Car USA Finance Co., Sr. Note, 144A, 5.250%, 10/1/2020	2,719,236
6,620,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	7,520,084
2,555,000	[2]	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	2,662,212
545,000		FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	583,889
8,075,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	7,880,988
8,750,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	8,907,920
640,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	650,925
7,135,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,652,527
6,135,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	6,170,388
8,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,254,828
14,890,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	16,941,413
		TOTAL	69,944,410
		Utility - Electric—2.5%
3,150,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,404,041
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,261,231
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—continued
$405,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	$407,318
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	531,009
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,217,543
11,025,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	12,405,592
6,275,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	7,090,865
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	2,014,604
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	3,040,412
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,597,797
6,455,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	7,078,601
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	13,301,827
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	4,138,026
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	609,439
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,642,471
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	7,792,453
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,292,581
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	17,734,477
4,900,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	5,567,894
3,330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	3,940,595
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	609,475
6,955,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	7,444,311
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,948,752
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,725,211
2,385,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,987,421
3,220,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,848,930
6,043,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,490,795
5,400,000	Gulf Power Co., 4.550%, 10/1/2044	6,677,968
1,250,000	Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,269,944
4,130,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	5,073,527
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	$1,821,382
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,470,931
4,125,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,431,267
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,588,307
2,000,000	[2]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,149,682
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	5,641,713
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	3,203,034
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	313,747
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,490,154
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,556,551
5,900,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	6,039,926
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,144,157
7,550,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	8,328,018
6,920,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	7,924,926
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	2,032,151
		TOTAL	221,281,056
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	553,226
1,210,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,244,476
3,715,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	3,806,719
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,438,237
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	3,794,622
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,656,312
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	5,833,975
8,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	8,497,157
450,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	468,577
6,500,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	6,974,564
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,697,063
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	$1,550,730
2,380,000	[2]	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,247,980
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	8,159,275
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	176,971
		TOTAL	55,099,884
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,893,806
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,952,572,596)	3,234,019,817
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
4,578	[1]	FNMA ARM, 3.739%, 1/1/2033	4,767
		Government National Mortgage Association—0.0%
325	[1]	GNMA ARM, 3.125%, 10/20/2025	332
1,420	[1]	GNMA ARM, 3.875%, 5/20/2028	1,466
		TOTAL	1,798
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,520)	6,565
		ASSET-BACKED SECURITIES—0.6%
		Auto Receivables—0.1%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,137,905
3,348,919		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	3,350,474
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.170%, 4/17/2023	4,991,287
		TOTAL	13,479,666
		Credit Card—0.4%
14,419,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.660% (1-month USLIBOR +0.490%), 7/21/2024	14,220,753
20,000,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 0.538% (1-month USLIBOR +0.370%), 12/26/2024	19,925,184
		TOTAL	34,145,937
		Financial Institution - Finance Companies—0.0%
75,960		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	41,808
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—continued
		Other—0.0%
$1,087,020		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	$1,097,830
706,560		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	709,246
		TOTAL	1,807,076
		Student Loans—0.1%
7,542,238	[1]	Navient Student Loan Trust 2020-A, Class A1, 0.533% (1-month USLIBOR +0.350%), 11/15/2068	7,395,753
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $57,259,373)	56,870,240
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.6%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	6,310,484
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	12,475,843
		TOTAL	18,786,327
		Commercial Mortgage—2.4%
4,359,000		Bank 2017-BN5, Class A5, 3.390%, 6/15/2060	4,747,797
6,425,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	7,103,889
17,600,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	20,379,017
4,500,000	[1]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	5,296,745
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	10,137,319
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	9,907,497
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	34,193,551
10,000,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	11,193,419
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,725,257
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,485,724
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,217,713
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,876,138
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	5,414,173
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$$3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	$3,920,673
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,608,330
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	4,906,616
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	560,449
3,480,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.510%, 9/10/2047	3,382,662
5,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	5,684,236
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	15,419,484
5,400,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	5,967,161
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	10,111,761
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,325,241
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,474,068
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,637,492
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,567,168
		TOTAL	214,243,580
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,812,287)	233,029,907
		U.S. TREASURIES—16.5%
		U.S. Treasury Bonds—4.7%
330,200,000		United States Treasury Bond, 1.250%, 5/15/2050	316,694,688
4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	5,813,414
13,420,000	[2]	United States Treasury Bond, 2.375%, 11/15/2049	16,543,423
215,000		United States Treasury Bond, 2.500%, 2/15/2045	264,547
250,000		United States Treasury Bond, 2.500%, 2/15/2046	308,897
350,000		United States Treasury Bond, 2.500%, 5/15/2046	433,022
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	11,749,037
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	11,723,948
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	3,129,747
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	14,034,976
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	$2,653,902
800,000		United States Treasury Bond, 3.000%, 11/15/2045	1,076,116
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	2,719,269
750,000		United States Treasury Bond, 3.000%, 5/15/2047	1,020,113
850,000		United States Treasury Bond, 3.000%, 8/15/2048	1,166,262
950,000		United States Treasury Bond, 3.125%, 8/15/2044	1,292,626
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	4,496,311
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	4,235,713
3,100,000		United States Treasury Bond, 4.500%, 2/15/2036	4,744,913
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,934,714
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,750,814
		TOTAL	415,786,452
		U.S. Treasury Notes—11.8%
50,306		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	51,857
166,891,450		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2025	172,289,617
215,380		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	224,578
154,658,695		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	164,142,068
7,329,492		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	8,031,806
961,749		U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	1,019,163
226,879		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	242,398
3,070,470		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	3,179,973
274,047		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	327,782
306,690		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	343,360
301,000,000		United States Treasury Note, 0.125%, 5/15/2023	300,387,254
123,000,000		United States Treasury Note, 0.375%, 3/31/2022	123,465,407
18,800,000		United States Treasury Note, 0.500%, 4/30/2027	18,806,565
221,700,000	[2]	United States Treasury Note, 0.625%, 5/15/2030	221,112,562
700,000		United States Treasury Note, 1.125%, 2/28/2027	729,759
270,000		United States Treasury Note, 1.625%, 5/15/2026	289,038
21,650,000		United States Treasury Note, 1.750%, 12/31/2026	23,440,568
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,601,241
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,403,049
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,431,697
180,000		United States Treasury Note, 2.375%, 5/15/2027	203,205
100,000		United States Treasury Note, 2.375%, 5/15/2029	115,429
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,311,473
130,000		United States Treasury Note, 2.625%, 2/15/2029	152,419
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$4,800,000	United States Treasury Note, 2.750%, 2/15/2028	$5,604,107
455,000	United States Treasury Note, 2.875%, 5/15/2028	537,508
980,000	United States Treasury Note, 2.875%, 8/15/2028	1,161,739
400,000	United States Treasury Note, 3.125%, 11/15/2028	484,076
	TOTAL	1,057,089,698
	TOTAL U.S. TREASURIES (IDENTIFIED COST $1,451,898,618)	1,472,876,150
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
495	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	573
105	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	124
239,076	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	283,830
24,694	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	28,657
582	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	679
298,669	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	333,717
11,424	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	12,147
9,603	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	10,260
9,942	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	10,587
4,806	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	5,596
51,102	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	59,120
13,554	Federal Home Loan Mortgage Corp., Pool ZK0320, 5.500%, 8/1/2021	13,812
23,995	Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	24,840
25,383	Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	26,121
30,631	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	32,112
9,097	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	10,858
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$9,667	Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	$9,900
7,808	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	8,116
	TOTAL	871,049
	Federal National Mortgage Association—0.1%
2,149	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	2,431
4,447	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	5,174
4,811	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	5,530
64,188	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	70,765
26,840	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	31,937
20,488	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	23,984
766	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	852
293	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	331
3,632	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	4,131
1,998	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	2,341
531	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	621
1,148	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,356
162	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	176
27,813	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	31,899
108,278	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	124,142
20,073	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	23,013
3	Federal National Mortgage Association, Pool 735646, 4.500%, 7/1/2020	3
71,532	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	84,723
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$16,194	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	$18,750
4,667	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	5,434
25,966	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	30,097
4,319	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	5,134
5,337	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	5,795
5,627	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	6,703
7,155	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	7,310
17,747	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	20,659
127,548	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	145,836
71,906	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	75,452
3,487	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	4,064
34,817	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	40,135
6,060	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	7,103
465,426	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	520,890
8,925	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	9,983
17,990	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	19,623
5,811	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	6,379
21,561	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	24,131
5,801	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	6,491
17,247	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	19,698
2,643	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	2,957
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$55,214	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	$61,760
3,817	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	4,263
23,874	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	26,212
7,450	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	7,876
39,199	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	43,234
22,394	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	24,400
5,633	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	6,004
19,384	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	20,933
11,975	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	12,807
25,297	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	27,674
25,908	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	27,994
230,207	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	262,928
444,271	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	496,936
14,336	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	16,036
462,862	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	499,517
8,394	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	9,376
9,417	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	10,340
36,954	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	40,263
	TOTAL	2,994,586
	Government National Mortgage Association—0.0%
2,341	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	2,501
352	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	379
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$1,955	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	$2,202
2,018	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,279
4,171	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	4,705
4,573	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	5,075
6,065	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	6,841
313	Government National Mortgage Association, Pool 272061, 9.000%, 9/15/2021	325
2,025	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,313
448	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	519
347	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	398
1,796	Government National Mortgage Association, Pool 305911, 9.000%, 9/15/2021	1,852
6,955	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,038
3,495	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,057
4,023	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	4,679
28,954	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	32,868
20,235	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	22,969
6,520	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	7,408
32,073	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	36,458
36,344	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	41,350
14,823	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	15,769
41,273	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	45,960
16,227	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	18,066
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$17,089	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	$19,518
38,128	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	42,657
178	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	199
10,388	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	11,156
5,878	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	6,383
4,505	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	5,044
212	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	237
112	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	121
926	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	1,009
1,565	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,758
45	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	50
854	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	964
57,192	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	64,185
1,004	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	1,138
474	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	514
159	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	179
187	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	214
23,811	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	27,263
2,789	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	3,116
1,864	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	2,139
60,168	Government National Mortgage Association, Pool 561082, 6.500%, 7/15/2031	69,429
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$200	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	$228
858	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	957
6,255	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	6,961
14,907	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	17,321
26,370	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	30,712
39,831	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	43,901
31,018	Government National Mortgage Association, Pool 619387, 6.000%, 9/15/2034	36,229
2,768	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	3,237
30,692	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	33,329
447,835	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	516,510
81,248	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	93,937
86,456	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	99,992
15,555	Government National Mortgage Association, Pool 680110, 5.000%, 4/15/2038	17,691
10,126	Government National Mortgage Association, Pool 683937, 6.000%, 2/15/2023	10,578
40,806	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	42,569
6,236	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	7,222
11,152	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	12,373
11,227	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	13,018
14,332	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	15,644
4,846	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	5,301
	TOTAL	1,531,994
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,882,187)	5,397,629
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MUNICIPAL BONDS—1.1%
	Municipal Services—1.0%
$12,000,000	Arlington, TX Independent School District, Unlimited Tax School Building and Refunding Bonds (Series 2020), (GTD by Texas Permanent School Fund Guarantee Program), 4.000%, 2/15/2037	$14,460,720
5,850,000	Charlotte, NC Water & Sewer System, Water and Sewer System Refunding Revenue Bonds (Series 2018), 4.000%, 7/1/2047	6,715,449
4,640,000	Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Revenue Refunding Bonds (Series 2017B), 5.000%, 7/1/2038	5,673,745
14,500,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2019C-1), 4.000%, 11/1/2040	16,579,880
8,070,000	New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2019D), 4.000%, 2/15/2037	9,401,873
9,210,000	Texas Water Development Board, State Water Implementation Revenue Fund for Texas Revenue Bonds (Series 2018B), 4.000%, 10/15/2043	10,862,274
4,255,000	Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2029	5,824,372
13,875,000	Washington State, Various Purpose GO Bonds (Series 2020C), 5.000%, 2/1/2045	17,811,892
	TOTAL	87,330,205
	State/Provincial—0.1%
7,605,000	District of Columbia, Income Tax Secured Revenue Bonds (Series 2019A), 4.000%, 3/1/2039	9,149,804
1,000,000	Illinois State, UT GO Bonds (Series 2020B), 5.125%, 5/1/2022	1,018,460
	TOTAL	10,168,264
	Transportation - Services—0.0%
390,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030	496,864
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $98,740,820)	97,995,333
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
95,774	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $93,938)	102,861
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—0.6%
	Sovereign—0.6%
$3,800,000	Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 2.500%, 4/16/2025	$3,945,350
15,000,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	16,512,150
15,000,000	Mexico, Government of, 3.750%, 1/11/2028	15,468,900
MXN 157,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	7,173,734
$ 2,150,000	Poland, Government of, 4.000%, 1/22/2024	2,366,505
4,000,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	4,170,000
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $48,623,464)	49,636,639
	INVESTMENT COMPANIES—44.8%
39,631,608	Emerging Markets Core Fund	376,500,274
29,917,296	Federated Bank Loan Core Fund	271,948,224
68,451,925	Federated Government Obligations Fund, Premier Shares, 0.13%[4]	68,451,925
298,496,771	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[4]	298,735,569
197,680,701	Federated Mortgage Core Portfolio	2,004,482,304
46,358,821	Federated Project and Trade Finance Core Fund	404,712,505
96,094,707	High Yield Bond Portfolio	568,880,666
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,885,813,305)	3,993,711,467
	TOTAL INVESTMENT IN SECURITIES—103.1% (IDENTIFIED COST $8,770,592,485)[5]	9,192,928,244
	OTHER ASSETS AND LIABILITIES - NET—(3.1)%[6]	(272,944,865)
	TOTAL NET ASSETS—100%	$8,919,983,379
Semi-Annual Shareholder Report

At May 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[7]United States Treasury Note 2-Year Long Futures	8,293	$1,831,457,219	September 2020	$661,885
[7]United States Treasury Note 5-Year Long Futures	1,838	$230,898,750	September 2020	$293,119
Short Futures:
[7]United States Treasury Note 10-Year Short Futures	227	$31,567,188	September 2020	$(83,703)
[7]United States Treasury Note 10-Year Ultra Short Futures	1,690	$265,884,531	September 2020	$(478,081)
[7]United States Treasury Ultra Bond Short Futures	918	$200,152,688	September 2020	$(395,505)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,285)
At May 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/2/2020	JPMorgan Chase	52,370,672 MXN	$2,200,000	$161,752
6/2/2020	JPMorgan Chase	53,690,259 MXN	$2,200,000	$221,261
6/15/2020	Bank of America N.A.	10,455,684,360 CLP	$12,932,201	$130,600
8/10/2020	JPMorgan Chase	12,090,000 EUR	$13,082,723	$357,105
Contracts Sold:
6/2/2020	Morgan Stanley	51,281,010 MXN	$2,200,000	$(112,612)
6/2/2020	Barclays Bank PLC Wholesale	52,222,500 MXN	2,200,000	$(155,070)
6/2/2020	Bank of America N.A.	100,234,257 MXN	$4,400,000	$(120,249)
6/2/2020	JPMorgan Chase	104,070,385 MXN	$4,400,000	$(293,246)
6/2/2020	Bank of America N.A.	160,792,720 ZAR	$8,800,000	$(360,934)
6/15/2020	Bank of America N.A.	10,455,684,360 CLP	$12,695,100	$(367,701)
8/10/2020	Barclays Bank PLC Wholesale	19,425,428 AUD	$12,695,100	$(252,989)
8/10/2020	JPMorgan Chase	12,090,000 EUR	$13,187,657	$(252,171)
8/10/2020	JPMorgan Chase	98,286,165 MXN	$4,355,000	$(32,579)
8/11/2020	Credit Agricole CIB	154,005,298 ZAR	$8,800,000	$88,140
NET UNREALIZED DEPPRECATION ON FOREIGN EXCHANGE CONTRACTS				$(988,693)
Semi-Annual Shareholder Report

At May 31, 2020, the Fund had the following open swap contract:
Credit Default Swap Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2020[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Credit Suisse, New York	CDX Index IG Series 34	Buy	1.00%	6/20/2025	0.78%	$100,000,000	$1,092,900	$476,485	$616,415
At May 31, 2020, the Fund had the following outstanding written option:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
Capital Securities Corp.	USD PUT/MXN CALL	$4,495,000	June 2020	$22.15	$(52,205)
(PREMIUMS RECEIVED $43,377)					$(52,205)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, the Swap Contract and the value of the Written Option is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

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Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
Affiliates	Balance of Shares Held 11/30/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	41,705,274	5,372,413	(7,446,079)
Federated Bank Loan Core Fund	26,100,222	3,817,074	—
Federated Government Obligations Fund, Premier Shares**	62,544,642	783,934,285	(778,027,002)
Federated Institutional Prime Value Obligations Fund, Institutional Shares**	144,968,849	3,564,238,840	(3,410,710,918)
Federated Mortgage Core Portfolio	215,893,514	67,002,937	(85,215,750)
Federated Project and Trade Finance Core Fund	44,068,156	2,290,665	—
High Yield Bond Portfolio	92,153,709	26,745,849	(22,804,851)
TOTAL OF AFFILIATED TRANSACTIONS	627,434,366	4,453,402,063	(4,304,204,600)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2020*	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Dividend Income	Gain Distributions Received
39,631,608	$376,500,274	$(14,135,959)	$(3,205,683)	$10,433,492	$—
29,917,296	$271,948,224	$(17,828,141)	$—	$6,499,205	$—
68,451,925	$68,451,925	NA	NA	$284,229	$—
298,496,771	$298,735,569	$562,058	$26,289	$1,293,254	$291
197,680,701	$2,004,482,304	$49,847,149	$8,607,239	$29,313,620	$—
46,358,821	$404,712,505	$(11,268,329)	$—	$8,248,792	$—
96,094,707	$568,880,666	$(10,802,462)	$3,333,983	$16,592,792	$—
776,631,829	$3,993,711,467	$(3,625,684)	$8,761,828	$72,665,384	$291
*	At May 31, 2020, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Mortgage Core Portfolio.
**	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the "Directors").
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$49,281,636	$—	$49,281,636
Corporate Bonds	—	3,233,957,577	62,240	3,234,019,817
Adjustable Rate Mortgages	—	6,565	—	6,565
Asset-Backed Securities	—	56,870,240	—	56,870,240
Commercial Mortgage-Backed Securities	—	233,029,907	—	233,029,907
U.S. Treasuries	—	1,472,876,150	—	1,472,876,150
Mortgage-Backed Securities	—	5,397,629	—	5,397,629
Municipal Bonds	—	97,995,333	—	97,995,333
Collateralized Mortgage Obligation	—	102,861	—	102,861
Foreign Governments/Agencies	—	49,636,639	—	49,636,639
Investment Companies[1]	3,588,998,962	—	—	3,993,711,467
TOTAL SECURITIES	$3,588,998,962	$5,199,154,537	$62,240	$9,192,928,244
Other Financial Instruments
Assets
Futures Contracts	$955,004	$—	$—	$955,004
Foreign Exchange Contracts	—	958,858	—	958,858
Swap Contracts	—	1,092,900	—	1,092,900
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	(957,289)	—	—	(957,289)
Foreign Exchange Contracts	—	(1,947,551)	—	(1,947,551)
Swap Contracts	—	—	—	—
Written Option Contracts	—	(52,205)	—	(52,205)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,285)	$52,002	$—	$49,717
1	As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $404,712,505 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
CLP	—Chilean Peso
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77	$11.11
Income From Investment Operations:
Net investment income	0.14	0.32	0.30	0.29	0.31	0.31
Net realized and unrealized gain (loss)	0.34	0.70	(0.52)	0.12	0.03	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.48	1.02	(0.22)	0.41	0.34	(0.02)
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.30)	(0.29)	(0.32)	(0.31)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]	(0.01)
TOTAL DISTRIBUTIONS	(0.14)	(0.32)	(0.30)	(0.32)	(0.32)	(0.32)
Net Asset Value, End of Period	$11.40	$11.06	$10.36	$10.88	$10.79	$10.77
Total Return[2]	4.36%	9.95%	(2.01)%	3.82%	3.17%	(0.20)%
Ratios to Average Net Assets:
Net expenses[3]	0.92%[4]	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	2.44%[4]	2.95%	2.82%	2.69%	2.84%	2.85%
Expense waiver/reimbursement[5]	0.05%[4]	0.06%	0.07%	0.07%	0.08%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$175,926	$171,858	$184,434	$216,294	$358,016	$397,563
Portfolio turnover	63%	43%	48%	23%	33%	30%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77	$11.11
Income From Investment Operations:
Net investment income	0.10	0.26	0.24	0.23	0.25	0.25
Net realized and unrealized gain (loss)	0.35	0.70	(0.51)	0.12	0.03	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.96	(0.27)	0.35	0.28	(0.08)
Less Distributions:
Distributions from net investment income	(0.11)	(0.26)	(0.25)	(0.23)	(0.26)	(0.25)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]	(0.01)
TOTAL DISTRIBUTIONS	(0.11)	(0.26)	(0.25)	(0.26)	(0.26)	(0.26)
Net Asset Value, End of Period	$11.40	$11.06	$10.36	$10.88	$10.79	$10.77
Total Return[2]	4.07%	9.36%	(2.54)%	3.26%	2.61%	(0.75)%
Ratios to Average Net Assets:
Net expenses[3]	1.49%[4]	1.46%	1.47%	1.46%	1.47%	1.47%
Net investment income	1.89%[4]	2.42%	2.26%	2.15%	2.29%	2.30%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.05%	0.07%	0.08%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,383	$6,440	$8,244	$14,521	$19,723	$21,876
Portfolio turnover	63%	43%	48%	23%	33%	30%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77	$11.11
Income From Investment Operations:
Net investment income	0.11	0.27	0.25	0.23	0.25	0.26
Net realized and unrealized gain (loss)	0.34	0.70	(0.52)	0.12	0.03	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.97	(0.27)	0.35	0.28	(0.07)
Less Distributions:
Distributions from net investment income	(0.11)	(0.27)	(0.25)	(0.23)	(0.26)	(0.26)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]	(0.01)
TOTAL DISTRIBUTIONS	(0.11)	(0.27)	(0.25)	(0.26)	(0.26)	(0.27)
Net Asset Value, End of Period	$11.40	$11.06	$10.36	$10.88	$10.79	$10.77
Total Return[2]	4.10%	9.40%	(2.51)%	3.29%	2.64%	(0.72)%
Ratios to Average Net Assets:
Net expenses[3]	1.43%[4]	1.43%	1.44%	1.43%	1.43%	1.45%
Net investment income	1.94%[4]	2.45%	2.31%	2.18%	2.32%	2.33%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.04%	0.05%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,218	$47,994	$52,798	$75,399	$90,932	$93,405
Portfolio turnover	63%	43%	48%	23%	33%	30%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77	$11.11
Income From Investment Operations:
Net investment income	0.13	0.30	0.29	0.27	0.29	0.29
Net realized and unrealized gain (loss)	0.34	0.70	(0.52)	0.12	0.03	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	0.47	1.00	(0.23)	0.39	0.32	(0.03)
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.29)	(0.27)	(0.30)	(0.30)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]	(0.01)
TOTAL DISTRIBUTIONS	(0.13)	(0.30)	(0.29)	(0.30)	(0.30)	(0.31)
Net Asset Value, End of Period	$11.40	$11.06	$10.36	$10.88	$10.79	$10.77
Total Return[2]	4.27%	9.77%	(2.17)%	3.64%	2.99%	(0.36)%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4]	1.09%	1.10%	1.09%	1.09%	1.08%
Net investment income	2.26%[4]	2.79%	2.65%	2.51%	2.66%	2.70%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.04%	0.05%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,558	$40,574	$43,512	$53,603	$61,863	$64,555
Portfolio turnover	63%	43%	48%	23%	33%	30%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77	$11.11
Income From Investment Operations:
Net investment income	0.17	0.38	0.36	0.35	0.37	0.37
Net realized and unrealized gain (loss)	0.34	0.70	(0.52)	0.12	0.03	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.51	1.08	(0.16)	0.47	0.40	0.04
Less Distributions:
Distributions from net investment income	(0.17)	(0.38)	(0.36)	(0.35)	(0.38)	(0.37)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]	(0.01)
TOTAL DISTRIBUTIONS	(0.17)	(0.38)	(0.36)	(0.38)	(0.38)	(0.38)
Net Asset Value, End of Period	$11.40	$11.06	$10.36	$10.88	$10.79	$10.77
Total Return[2]	4.65%	10.55%	(1.47)%	4.39%	3.74%	0.35%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.37%	0.37%	0.38%
Net investment income	2.99%[4]	3.50%	3.38%	3.23%	3.38%	3.41%
Expense waiver/reimbursement[5]	0.07%[4]	0.07%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,518,446	$6,419,153	$5,855,756	$5,713,188	$5,519,156	$5,158,561
Portfolio turnover	63%	43%	48%	23%	33%	30%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.88	$10.79	$10.77	$11.11
Income From Investment Operations:
Net investment income	0.15	0.34	0.32	0.31	0.34	0.34
Net realized and unrealized gain (loss)	0.34	0.71	(0.51)	0.13	0.03	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.49	1.05	(0.19)	0.44	0.37	0.01
Less Distributions:
Distributions from net investment income	(0.15)	(0.35)	(0.33)	(0.32)	(0.35)	(0.34)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[1]	(0.01)
TOTAL DISTRIBUTIONS	(0.15)	(0.35)	(0.33)	(0.35)	(0.35)	(0.35)
Net Asset Value, End of Period	$11.40	$11.06	$10.36	$10.88	$10.79	$10.77
Total Return[2]	4.49%	10.22%	(1.76)%	4.08%	3.43%	0.04%
Ratios to Average Net Assets:
Net expenses[3]	0.67%[4]	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	2.69%[4]	3.21%	3.07%	2.94%	3.09%	3.10%
Expense waiver/reimbursement[5]	0.27%[4]	0.27%	0.27%	0.28%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$399,957	$393,416	$425,188	$503,342	$555,265	$627,642
Portfolio turnover	63%	43%	48%	23%	33%	30%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,				Period Ended 11/30/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.06	$10.36	$10.87	$10.78	$10.77	$11.18
Income From Investment Operations:
Net investment income	0.17	0.38	0.36	0.36	0.38	0.23
Net realized and unrealized gain (loss)	0.34	0.70	(0.51)	0.11	0.01	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	0.51	1.08	(0.15)	0.47	0.39	(0.18)
Less Distributions:
Distributions from net investment income	(0.17)	(0.38)	(0.36)	(0.35)	(0.38)	(0.23)
Distributions from net realized gain	—	—	—	(0.03)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.17)	(0.38)	(0.36)	(0.38)	(0.38)	(0.23)
Net Asset Value, End of Period	$11.40	$11.06	$10.36	$10.87	$10.78	$10.77
Total Return[3]	4.65%	10.56%	(1.37)%	4.40%	3.65%	(1.58)%
Ratios to Average Net Assets:
Net expenses[4]	0.36%[5]	0.36%	0.36%	0.36%	0.36%	0.37%[5]
Net investment income	3.00%[5]	3.50%	3.39%	3.20%	3.39%	3.49%[5]
Expense waiver/reimbursement[6]	0.04%[5]	0.04%	0.04%	0.05%	0.05%	0.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,733,495	$1,498,931	$1,079,125	$1,016,255	$122,349	$9,104
Portfolio turnover	63%	43%	48%	23%	33%	30%[7]
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $261,237,973 of securities loaned and $3,993,711,467 of investment in affiliated holdings* (identified cost $8,770,592,485)		$9,192,928,244
Cash		259,351
Due from broker (Note 2)		2,304,966
Income receivable		29,507,245
Income receivable from affiliated holdings		11,555,945
Receivable for variation margin on centrally cleared swap contracts		20,935
Receivable for shares sold		10,425,899
Unrealized appreciation on foreign exchange contracts		958,858
TOTAL ASSETS		9,247,961,443
Liabilities:
Payable for investments purchased	$38,165,861
Payable for shares redeemed	11,034,267
Written options outstanding (premium $43,377), at value	52,205
Unrealized depreciation on foreign exchange contracts	1,947,551
Bank overdraft denominated in foreign currencies (identified cost $(2,831,742))	2,830,601
Payable for variation margin on futures contracts	2,659,905
Payable for collateral due to broker for securities lending	265,551,925
Payable for Directors’/Trustees’ fees (Note 5)	3,874
Payable for investment adviser fee (Note 5)	192,206
Payable for administrative fees (Note 5)	56,822
Income distribution payable	4,706,105
Payable for distribution services fee (Note 5)	104,078
Payable for other service fees (Notes 2 and 5)	131,908
Accrued expenses (Note 5)	540,756
TOTAL LIABILITIES		327,978,064
Net assets for 782,219,279 shares outstanding		$8,919,983,379
Net Assets Consist of:
Paid-in capital		$8,382,007,554
Total distributable earnings (loss)		537,975,825
TOTAL NET ASSETS		$8,919,983,379
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($175,925,675 ÷ 15,427,737 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.40
Offering price per share (100/95.50 of $11.40)	$11.94
Redemption proceeds per share	$11.40
Class B Shares:
Net asset value per share ($5,383,416 ÷ 472,180 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.40
Offering price per share	$11.40
Redemption proceeds per share (94.50/100 of $11.40)	$10.77
Class C Shares:
Net asset value per share ($49,218,039 ÷ 4,316,554 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.40
Offering price per share	$11.40
Redemption proceeds per share (99.00/100 of $11.40)	$11.29
Class R Shares:
Net asset value per share ($37,558,338 ÷ 3,293,413 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.40
Offering price per share	$11.40
Redemption proceeds per share	$11.40
Institutional Shares:
Net asset value per share ($6,518,446,495 ÷ 571,573,475 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.40
Offering price per share	$11.40
Redemption proceeds per share	$11.40
Service Shares:
Net asset value per share ($399,956,716 ÷ 35,073,185 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.40
Offering price per share	$11.40
Redemption proceeds per share	$11.40
Class R6 Shares:
Net asset value per share ($1,733,494,700 ÷ 152,062,735 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.40
Offering price per share	$11.40
Redemption proceeds per share	$11.40
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2020 (unaudited)
Investment Income:
Interest			$74,666,017
Dividends (including $71,780,377 received from affiliated holdings* and net of foreign taxes withheld of $5)			71,780,375
Net income on securities loaned (includes $885,007 earned from affiliated holdings related to cash collateral balances*)			223,469
TOTAL INCOME			146,669,861
Expenses:
Investment adviser fee (Note 5)		$13,064,017
Administrative fee (Note 5)		3,418,855
Custodian fees		144,918
Transfer agent fee (Note 2)		2,112,719
Directors’/Trustees’ fees (Note 5)		24,011
Auditing fees		17,100
Legal fees		4,948
Portfolio accounting fees		147,852
Distribution services fee (Note 5)		1,006,808
Other service fees (Notes 2 and 5)		772,514
Share registration costs		118,390
Printing and postage		99,820
Miscellaneous (Note 5)		37,393
TOTAL EXPENSES		20,969,345
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,585,816)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,646,014)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,231,830)
Net expenses			17,737,515
Net investment income			128,932,346
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $8,761,828 on sales of investments in affiliated holdings*)	$294,392,380
Net realized loss on foreign currency transactions	(2,582,817)
Net realized loss on foreign exchange contracts	(4,415,384)
Net realized loss on futures contracts	(12,809,976)
Net realized gain on written options	1,906,396
Net realized gain on swap contracts	4,939,927
Realized gain distribution from affiliated investment company shares	291
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(3,625,684) on investments in affiliated holdings*)	(23,361,867)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(1,837,157)
Net change in unrealized appreciation of foreign exchange contracts	(453,561)
Net change in unrealized depreciation of futures contracts	860,107
Net change in unrealized appreciation of written options	(119,856)
Net change in unrealized appreciation of swap contracts	616,415
Net realized and unrealized gain on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	257,134,898
Change in net assets resulting from operations	$386,067,244
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2020	Year Ended 11/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$128,932,346	$285,382,424
Net realized gain (loss)	281,430,817	(61,387,992)
Net change in unrealized appreciation/depreciation	(24,295,919)	593,418,550
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	386,067,244	817,412,982
Distributions to Shareholders:
Class A Shares	(2,160,503)	(5,134,632)
Class B Shares	(56,093)	(182,721)
Class C Shares	(483,889)	(1,208,519)
Class R Shares	(452,669)	(1,215,042)
Institutional Shares	(97,331,850)	(221,460,859)
Service Shares	(5,388,817)	(13,146,220)
Class R6 Shares	(25,543,154)	(43,666,091)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(131,416,975)	(286,014,084)
Share Transactions:
Proceeds from sale of shares	1,656,919,130	3,058,497,136
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Total Return Advantage Fund	—	142,734,355
Net asset value of shares issued to shareholders in payment of distributions declared	99,137,795	204,543,166
Cost of shares redeemed	(1,669,090,992)	(3,007,862,698)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	86,965,933	397,911,959
Change in net assets	341,616,202	929,310,857
Net Assets:
Beginning of period	8,578,367,177	7,649,056,320
End of period	$8,919,983,379	$8,578,367,177
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2020 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Total Return Series, Inc. and Federated Hermes Total Return Bond Fund, respectively.
On November 15, 2019, the Fund acquired all of the net assets of PNC Total Return Advantage Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Class A Shares exchanged, a shareholder received 1.004 shares of the Fund’s Service Shares.
For every one share the Acquired Fund Class I Shares exchanged, a shareholder received 1.002 shares of the Fund’s Institutional Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
12,940,542	$142,734,355	$4,547,289	$8,357,616,430	$8,500,350,785
1	Unrealized Appreciation is included in Acquired Fund Net Assets Received amount shown above.

Assuming the acquisition had been completed on December 1, 2018, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended November 30, 2019, were as follows:
Net investment income*	$290,792,574
Net realized and unrealized gain on investments	545,244,869
Net increase in net assets resulting from operations	$836,037,443
*	Net investment income includes $36,600 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of November 30, 2019.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of
Semi-Annual Shareholder Report

restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $3,231,830 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$75,327	$(15,499)
Class B Shares	3,845	(9)
Class C Shares	18,017	—
Class R Shares	50,283	(88)
Institutional Shares	1,794,022	(1,182,155)
Service Shares	94,533	(56,438)
Class R6 Shares	76,692	—
TOTAL	$2,112,719	$(1,254,189)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$215,926
Class B Shares	7,201
Class C Shares	60,133
Service Shares	489,254
TOTAL	$772,514
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate,
Semi-Annual Shareholder Report

total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase return and to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2020 is $0. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average notional amount of swap contracts held by the Fund throughout the period was $51,000,000. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,986,737,286 and $712,001,444, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,565,012 and $2,891,043, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund
Semi-Annual Shareholder Report

does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of May 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$261,237,973	$265,551,925
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Semi-Annual Shareholder Report

securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to increase income and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments. At May 31, 2020, the Fund had no outstanding purchased option contracts.
The average market value of purchased options held by the Fund throughout the period was $3,901. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $108,807 and $1,046,072, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$2,285*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$958,858	Unrealized depreciation on foreign exchange contracts	$1,947,551
Credit contracts	Swaps, at value	$1,092,900		$—
Foreign exchange contracts		$—	Written options outstanding, at value	$52,205
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,051,758		$2,002,041
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options	Total
Interest rate contracts	$—	$(13,340,506)	$—	$—	$—	$(13,340,506)
Equity	—	530,530	—	—	—	530,530
Foreign exchange contracts	—	—	(4,415,384)	(96,155)	1,906,396	(2,605,143)
Credit contracts	4,939,927	—	—	—	—	4,939,927
TOTAL	$4,939,927	$(12,809,976)	$(4,415,384)	$(96,155)	$1,906,396	$(10,475,192)
1	The net realized loss on Purchased Options is found within the net realized gain on investments on the Statement of Operations.
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[2]	Written Options Contracts	Total
Interest rate contracts	$—	$860,107	$—	$—	$—	$860,107
Foreign exchange contracts	—	—	(453,561)	29,758	(119,856)	(543,659)
Credit contracts	616,415	—	—	—	—	616,415
TOTAL	$616,415	$860,107	$(453,561)	$29,758	$(119,856)	$932,863
2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,036,946	$22,718,890	4,753,595	$51,333,960
Shares issued to shareholders in payment of distributions declared	179,751	2,012,234	437,952	4,739,173
Shares redeemed	(2,329,149)	(25,938,269)	(7,448,303)	(79,903,962)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(112,452)	$(1,207,145)	(2,256,756)	$(23,830,829)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	38,677	$429,142	63,032	$672,077
Shares issued to shareholders in payment of distributions declared	4,867	54,440	16,344	176,760
Shares redeemed	(153,826)	(1,702,853)	(292,553)	(3,153,650)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(110,282)	$(1,219,271)	(213,177)	$(2,304,813)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	842,217	$9,388,666	1,650,211	$17,780,168
Shares issued to shareholders in payment of distributions declared	40,352	451,621	104,649	1,132,022
Shares redeemed	(906,260)	(10,068,393)	(2,509,555)	(26,927,842)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(23,691)	$(228,106)	(754,695)	$(8,015,652)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	662,431	$7,363,700	966,794	$10,445,707
Shares issued to shareholders in payment of distributions declared	38,659	432,778	103,191	1,117,581
Shares redeemed	(1,076,356)	(11,940,241)	(1,599,702)	(17,332,580)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(375,266)	$(4,143,763)	(529,717)	$(5,769,292)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,115,853	$1,149,616,823	217,731,138	$2,340,303,721
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Total Return Advantage Fund	—	—	12,488,739	137,750,952
Shares issued to shareholders in payment of distributions declared	6,829,759	76,480,793	14,687,883	159,346,244
Shares redeemed	(118,770,495)	(1,312,542,586)	(229,503,025)	(2,484,773,306)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,824,883)	$(86,444,970)	15,404,735	$152,627,611
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,060,919	$67,379,408	8,389,326	$90,557,987
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Total Return Advantage Fund	—	—	451,803	4,983,403
Shares issued to shareholders in payment of distributions declared	413,472	4,629,936	1,006,325	10,898,044
Shares redeemed	(6,972,786)	(77,395,369)	(15,300,859)	(165,209,674)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(498,395)	$(5,386,025)	(5,453,405)	$(58,770,240)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	35,904,418	$400,022,501	50,471,380	$547,403,516
Shares issued to shareholders in payment of distributions declared	1,346,698	15,075,993	2,502,318	27,133,342
Shares redeemed	(20,767,308)	(229,503,281)	(21,553,249)	(230,561,684)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	16,483,808	$185,595,213	31,420,449	$343,975,174
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,538,839	$86,965,933	37,617,434	$397,911,959
4. FEDERAL TAX INFORMATION
At May 31, 2020, the cost of investments for federal tax purposes was $8,770,592,485. The net unrealized appreciation of investments for federal tax purposes was $421,952,368. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $505,825,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $83,873,222. The amounts presented are inclusive of derivative contracts.
As of November 30, 2019, the Fund had a capital loss carryforward of $58,485,515 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$25,117,798	$33,367,717	$58,485,515
At November 30, 2019, for federal income tax purposes, the Fund had $59,241,597 in straddle loss deferrals.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2020, the Adviser voluntarily waived $1,548,846 of its fee and voluntarily reimbursed $1,254,189 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2020, the Adviser reimbursed $36,970.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$216,027	$—
Class B Shares	21,605	—
Class C Shares	181,777	—
Class R Shares	97,618	—
Service Shares	489,781	(391,825)
TOTAL	$1,006,808	$(391,825)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2020, FSC retained $373,704 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2020, FSC retained $9,098 in sales charges from the sale of Class A Shares. FSC also retained $2,288 and $4,293 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2020, FSSC received $9,776 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.49%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2020, were as follows:
Purchases	$1,837,876,504
Sales	$1,575,257,331
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During the six months ended May 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the six months ended May 31, 2020, the program was not utilized.
Semi-Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,043.60	$4.70
Class B Shares	$1,000	$1,040.70	$7.60
Class C Shares	$1,000	$1,041.00	$7.30
Class R Shares	$1,000	$1,042.70	$5.67
Institutional Shares	$1,000	$1,046.50	$1.89
Service Shares	$1,000	$1,044.90	$3.43
Class R6 Shares	$1,000	$1,046.50	$1.84
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.40	$4.65
Class B Shares	$1,000	$1,017.60	$7.52
Class C Shares	$1,000	$1,017.90	$7.21
Class R Shares	$1,000	$1,019.50	$5.60
Institutional Shares	$1,000	$1,023.20	$1.87
Service Shares	$1,000	$1,021.70	$3.39
Class R6 Shares	$1,000	$1,023.20	$1.82
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.49%
Class C Shares	1.43%
Class R Shares	1.11%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Federated Mortgage Core Portfolio
Financial Statements and Notes to Financial Statements
Federated Total Return Bond Fund’s investments in Federated Mortgage Core Portfolio represents a significant number of the outstanding shares of Federated Mortgage Core Portfolio. Therefore the Federated Mortgage Core Portfolio financial statements and notes to financial statements are included on pages 83 through 110.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2019, the Fund’s portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	2.6%
Non-Agency Mortgage-Backed Securities	1.5%
Cash Equivalents[2]	4.8%
Other Assets and Liabilities—Net[3]	(2.0)%
TOTAL	100.0%
1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2019
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—2.6%
		Credit Card—2.5%
$8,375,000	[1]	American Express Credit Account Master Trust 2018-9, Class A, 2.119% (1-month USLIBOR +0.380%), 4/15/2026	$8,376,430
14,368,000	[1]	Capital One Multi-Asset Execut 2017-A5, Class A5, 2.319% (1-month USLIBOR +0.580%), 7/15/2027	14,381,200
26,460,000	[1]	Discover Card Execution Note T 2017-A5, Class A5, 2.339% (1-month USLIBOR +0.600%), 12/15/2026	26,534,503
12,340,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 2.069% (1-month USLIBOR +0.330%), 8/15/2025	12,332,324
		TOTAL	61,624,457
		Other—0.1%
1,853,616		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,867,696
986,151		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	987,995
		TOTAL	2,855,691
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $64,540,294)	64,480,148
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.1%
		Agency Commercial Mortgage-Backed Securities—3.1%
23,760,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	24,476,573
25,797,908		FHLMC REMIC, Series K736, Class A1, 1.895%, 6/25/2025	25,577,552
28,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	29,401,518
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $79,127,958)	79,455,643
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.3%
		Federal Home Loan Mortgage Corporation—1.8%
44,523,674	[1]	FHLMC REMIC, Series 4856, Class FD, 2.039% (1-month USLIBOR +0.300%), 8/15/2040	44,271,158
		Federal National Mortgage Association—1.0%
25,211,507	[1]	FNMA REMIC, Series 2019-56, Class AF, 2.192% (1-month USLIBOR +0.400%), 10/25/2049	25,159,711
		Non-Agency Mortgage-Backed Securities—1.5%
767,881		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	685,395
452,086		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	269,631
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage-Backed Securities—continued
$2,377,097	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	$2,396,400
258,722	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.415%, 8/25/2035	253,219
6,737,974	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	6,540,747
6,650,727	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	6,458,306
13,248,710	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	12,852,261
9,597,391	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	9,678,015
	TOTAL	39,133,974
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $109,622,662)	108,564,843
	MORTGAGE-BACKED SECURITIES—87.2%
	Federal Home Loan Mortgage Corporation—31.5%
8,856,488	2.500%, 9/1/2034	8,948,784
2,934,287	2.500%, 10/1/2049	2,901,684
2,972,416	3.000%, 4/1/2031	3,058,859
3,259,583	3.000%, 1/1/2032	3,357,230
4,351,198	3.000%, 3/1/2032	4,485,898
5,132,406	3.000%, 3/1/2032	5,284,874
4,319,545	3.000%, 6/1/2032	4,446,515
5,735,346	3.000%, 6/1/2032	5,909,310
16,016,675	3.000%, 11/1/2032	16,481,469
2,394,995	3.000%, 12/1/2032	2,464,047
8,293,936	3.000%, 1/1/2033	8,542,397
27,616,347	3.000%, 2/1/2033	28,540,305
3,779,524	3.000%, 7/1/2033	3,898,888
24,991,309	3.000%, 1/1/2043	25,843,191
7,382,577	3.000%, 11/1/2044	7,486,576
1,447,732	3.000%, 6/1/2045	1,483,056
9,299,857	3.000%, 10/1/2045	9,573,269
1,105,302	3.000%, 5/1/2046	1,139,870
21,011,457	3.000%, 6/1/2046	21,602,921
8,285,577	3.000%, 6/1/2046	8,583,544
10,284,443	3.000%, 7/1/2046	10,635,010
3,097,134	3.000%, 9/1/2046	3,183,349
9,759,417	3.000%, 10/1/2046	10,037,191
10,319,899	3.000%, 10/1/2046	10,607,175
8,811,003	3.000%, 10/1/2046	9,086,564
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,812,901	3.000%, 11/1/2046	$3,919,041
8,700,352	3.000%, 11/1/2046	8,904,481
9,958,465	3.000%, 12/1/2046	10,269,912
19,343,626	3.000%, 1/1/2047	19,797,468
16,512,960	3.000%, 5/1/2047	16,988,113
313,184	3.500%, 6/1/2026	324,607
622,799	3.500%, 6/1/2026	645,515
202,260	3.500%, 7/1/2026	209,637
9,234,023	3.500%, 7/1/2042	9,721,518
8,195,794	3.500%, 9/1/2043	8,623,354
5,463,593	3.500%, 5/1/2046	5,688,861
32,603,329	3.500%, 7/1/2046	34,355,131
22,394,112	3.500%, 11/1/2047	23,240,460
67,562,555	3.500%, 11/1/2047	70,158,194
3,774,426	3.500%, 12/1/2047	3,977,229
32,218,874	3.500%, 12/1/2047	33,537,216
29,314,341	3.500%, 12/1/2047	30,422,227
18,966,071	3.500%, 2/1/2048	19,697,679
25,813,162	3.500%, 2/1/2048	26,897,628
2,223	4.000%, 2/1/2020	2,222
232,400	4.000%, 5/1/2024	242,157
1,429,747	4.000%, 8/1/2025	1,490,670
162,785	4.000%, 5/1/2026	169,824
2,411,001	4.000%, 5/1/2026	2,515,244
2,045,526	4.000%, 12/1/2040	2,192,161
12,544,218	4.000%, 12/1/2041	13,439,539
1,719,275	4.000%, 1/1/2042	1,841,986
21,519,478	4.000%, 6/1/2047	22,762,863
22,606,493	4.000%, 10/1/2047	23,868,177
15,728,287	4.000%, 11/1/2047	16,511,724
13,882,238	4.000%, 12/1/2047	14,655,280
9,303,260	4.000%, 2/1/2048	9,759,684
27,072,980	4.000%, 4/1/2048	28,387,663
15,942,652	4.000%, 5/1/2048	16,672,000
9,246,356	4.000%, 6/1/2048	9,746,221
10,079	4.500%, 3/1/2021	10,161
158,094	4.500%, 9/1/2021	159,843
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$167,338	4.500%, 7/1/2024	$174,025
175,050	4.500%, 8/1/2024	182,047
466,646	4.500%, 9/1/2024	484,979
454,264	4.500%, 9/1/2024	472,722
244,693	4.500%, 6/1/2025	254,803
1,151,285	4.500%, 11/1/2039	1,251,226
3,249,393	4.500%, 5/1/2040	3,531,468
326,511	4.500%, 6/1/2040	354,855
592,428	4.500%, 7/1/2040	643,856
1,996,307	4.500%, 8/1/2040	2,169,603
986,161	4.500%, 8/1/2040	1,071,769
6,110,455	4.500%, 9/1/2040	6,640,896
1,241,698	4.500%, 7/1/2041	1,346,383
427,023	4.500%, 7/1/2041	461,584
635,117	4.500%, 7/1/2041	688,663
10,827,033	4.500%, 2/1/2048	11,673,868
15,421,667	4.500%, 5/1/2048	16,350,763
12,166,805	4.500%, 8/1/2048	12,996,382
8,577,222	4.500%, 10/1/2048	9,048,400
6,266	5.000%, 7/1/2020	6,280
11,515	5.000%, 10/1/2021	11,741
56,894	5.000%, 11/1/2021	58,014
56,516	5.000%, 12/1/2021	57,741
103,879	5.000%, 6/1/2023	107,599
208,488	5.000%, 7/1/2023	216,313
82,838	5.000%, 7/1/2023	85,945
76,983	5.000%, 7/1/2025	79,740
1,565,303	5.000%, 1/1/2034	1,713,546
530,270	5.000%, 5/1/2034	580,971
2,267	5.000%, 11/1/2035	2,497
694,613	5.000%, 4/1/2036	765,375
10,372	5.000%, 4/1/2036	11,412
138,845	5.000%, 4/1/2036	153,253
769	5.000%, 4/1/2036	849
82,976	5.000%, 5/1/2036	91,597
249,770	5.000%, 6/1/2036	274,386
113,248	5.000%, 6/1/2036	124,774
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$674,463	5.000%, 12/1/2037	$744,536
95,196	5.000%, 5/1/2038	105,172
47,550	5.000%, 6/1/2038	52,651
113,291	5.000%, 9/1/2038	125,380
101,357	5.000%, 2/1/2039	112,219
51,607	5.000%, 3/1/2039	57,137
113,094	5.000%, 6/1/2039	125,214
3,473,995	5.000%, 10/1/2039	3,835,420
291,777	5.000%, 2/1/2040	321,677
601,520	5.000%, 8/1/2040	661,281
12,098	5.500%, 3/1/2021	12,275
77,008	5.500%, 4/1/2021	78,033
35,976	5.500%, 1/1/2022	36,896
91,838	5.500%, 1/1/2022	94,075
4,352	5.500%, 1/1/2022	4,463
112,100	5.500%, 2/1/2022	115,094
1,321,935	5.500%, 5/1/2034	1,475,200
103,338	5.500%, 3/1/2036	116,118
124,597	5.500%, 3/1/2036	140,522
41,958	5.500%, 3/1/2036	47,165
110,442	5.500%, 3/1/2036	124,124
265,765	5.500%, 6/1/2036	299,849
117,924	5.500%, 6/1/2036	132,562
77,704	5.500%, 6/1/2036	87,338
103,229	5.500%, 9/1/2037	116,273
339,085	5.500%, 9/1/2037	381,248
143,045	5.500%, 12/1/2037	161,306
23,633	5.500%, 3/1/2038	26,605
12,009	6.000%, 7/1/2029	13,427
36,636	6.000%, 2/1/2032	41,325
50,308	6.000%, 5/1/2036	57,928
69,179	6.000%, 8/1/2037	79,611
263,269	6.000%, 9/1/2037	303,116
11,006	6.500%, 3/1/2022	11,379
9,383	6.500%, 6/1/2029	10,604
10,652	6.500%, 6/1/2029	12,051
4,228	6.500%, 7/1/2029	4,742
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$248,203	6.500%, 11/1/2036	$290,424
599,900	6.500%, 10/1/2037	705,464
3,108	6.500%, 4/1/2038	3,651
2,572	6.500%, 4/1/2038	3,027
94	7.000%, 10/1/2020	95
8,824	7.000%, 4/1/2032	10,125
170,447	7.000%, 4/1/2032	198,449
55,429	7.000%, 9/1/2037	65,155
22,789	7.500%, 8/1/2029	26,320
24,369	7.500%, 10/1/2029	28,019
12,760	7.500%, 11/1/2029	14,707
15,760	7.500%, 4/1/2031	17,549
14,740	7.500%, 5/1/2031	17,090
3,771	8.000%, 3/1/2030	4,367
36,127	8.000%, 1/1/2031	42,310
53,488	8.000%, 2/1/2031	62,176
56,137	8.000%, 3/1/2031	65,721
1,591	8.500%, 9/1/2025	1,755
420	8.500%, 9/1/2025	463
	TOTAL	795,208,874
	Federal National Mortgage Association—43.7%
4,129,307	2.500%, 2/1/2028	4,176,856
25,000,000	2.500%, 6/1/2034	25,233,188
6,862,622	2.500%, 9/1/2034	6,934,138
3,898,084	2.500%, 9/1/2034	3,932,007
39,737,162	2.500%, 12/1/2034	40,082,974
20,941,020	2.500%, 11/1/2049	20,701,800
8,438,434	2.500%, 12/1/2049	8,342,037
9,973,914	2.500%, 12/1/2049	9,859,977
2,945,610	3.000%, 2/1/2032	3,029,341
5,724,085	3.000%, 8/1/2043	5,888,794
4,359,935	3.000%, 9/1/2043	4,485,390
14,052,077	3.000%, 8/1/2046	14,456,420
5,380,086	3.000%, 9/1/2046	5,546,664
8,442,689	3.000%, 10/1/2046	8,640,772
2,556,879	3.000%, 10/1/2046	2,628,056
5,504,943	3.000%, 11/1/2046	5,647,863
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$4,980,814	3.000%, 11/1/2046	$5,119,466
8,722,770	3.000%, 11/1/2046	8,927,425
2,929,286	3.000%, 1/1/2047	2,994,352
68,267,748	3.000%, 1/1/2047	69,869,452
1,412,068	3.000%, 2/1/2047	1,456,230
17,035,514	3.000%, 3/1/2047	17,520,380
13,006,477	3.000%, 3/1/2047	13,311,636
1,929,017	3.000%, 4/1/2047	1,981,509
12,045,952	3.000%, 12/1/2047	12,392,570
16,705,817	3.000%, 12/1/2047	17,223,064
5,544,053	3.000%, 2/1/2048	5,686,256
1,534,350	3.000%, 2/1/2048	1,573,705
39,227,265	3.000%, 4/1/2049	39,804,381
6,259,652	3.000%, 11/1/2049	6,377,956
2,495,941	3.000%, 11/1/2049	2,531,101
46,614,226	3.000%, 12/1/2049	47,270,886
30,678,008	3.000%, 12/1/2049	31,110,172
268,074	3.500%, 11/1/2025	277,852
445,288	3.500%, 11/1/2025	461,530
421,821	3.500%, 12/1/2025	437,206
153,038	3.500%, 1/1/2026	158,620
514,131	3.500%, 1/1/2026	532,884
29,500,809	3.500%, 4/1/2033	30,917,925
13,475,899	3.500%, 9/1/2042	14,212,603
21,529,063	3.500%, 7/1/2045	22,692,564
16,231,248	3.500%, 8/1/2046	16,900,476
12,139,527	3.500%, 8/1/2046	12,638,154
20,749,494	3.500%, 9/1/2046	21,595,286
8,282,671	3.500%, 11/1/2046	8,722,529
8,272,782	3.500%, 2/1/2047	8,712,115
25,034,815	3.500%, 11/1/2047	25,980,963
23,050,857	3.500%, 12/1/2047	23,943,635
26,752,419	3.500%, 12/1/2047	27,788,562
14,334,321	3.500%, 12/1/2047	14,876,063
16,796,625	3.500%, 4/1/2048	17,405,180
19,420,530	3.500%, 9/1/2049	19,978,497
393,590	4.000%, 12/1/2025	410,362
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$391,405	4.000%, 7/1/2026	$408,328
2,837,312	4.000%, 2/1/2041	3,040,707
7,435,677	4.000%, 12/1/2041	7,968,709
2,861,288	4.000%, 3/1/2042	3,072,660
6,012,430	4.000%, 4/1/2042	6,437,799
9,784,189	4.000%, 10/1/2045	10,412,194
2,249,579	4.000%, 3/1/2046	2,390,455
3,506,595	4.000%, 7/1/2046	3,718,848
3,278,987	4.000%, 9/1/2046	3,467,574
5,458,736	4.000%, 11/1/2046	5,770,813
24,842,160	4.000%, 6/1/2047	26,277,528
11,837,277	4.000%, 10/1/2047	12,434,298
9,663,289	4.000%, 10/1/2047	10,139,793
9,513,889	4.000%, 11/1/2047	9,980,647
12,173,901	4.000%, 12/1/2047	12,875,400
15,341,478	4.000%, 12/1/2047	16,139,208
6,617,626	4.000%, 1/1/2048	7,022,738
12,748,641	4.000%, 2/1/2048	13,371,708
9,679,728	4.000%, 2/1/2048	10,155,832
4,545,829	4.000%, 2/1/2048	4,907,214
16,668,442	4.000%, 2/1/2048	17,472,665
20,056,597	4.000%, 2/1/2048	21,074,433
4,164,739	4.000%, 3/1/2048	4,495,828
45,900,021	4.000%, 3/1/2048	48,114,614
3,833,388	4.000%, 3/1/2048	4,031,040
11,922,509	4.000%, 4/1/2048	12,546,184
10,425,412	4.000%, 5/1/2048	10,912,130
2,742,984	4.000%, 6/1/2048	2,871,042
13,670,437	4.000%, 6/1/2048	14,291,563
11,083,637	4.000%, 7/1/2048	11,536,315
6,022,248	4.000%, 11/1/2048	6,286,464
197,210	4.500%, 2/1/2039	214,158
1,197,285	4.500%, 5/1/2040	1,301,220
3,836,365	4.500%, 10/1/2040	4,169,394
371,232	4.500%, 11/1/2040	402,994
4,335,052	4.500%, 4/1/2041	4,700,534
2,150,397	4.500%, 6/1/2041	2,331,693
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$4,597,587	4.500%, 9/1/2041	$4,982,329
10,163,828	4.500%, 5/1/2048	10,779,336
8,766,220	4.500%, 9/1/2048	9,258,738
519,406	5.000%, 5/1/2023	538,451
93,022	5.000%, 8/1/2023	96,591
399,183	5.000%, 11/1/2023	416,480
2,218,745	5.000%, 2/1/2036	2,443,460
1,346,366	5.000%, 7/1/2040	1,480,127
1,488,369	5.000%, 10/1/2041	1,626,935
32,920	5.500%, 1/1/2032	36,557
43,717	5.500%, 1/1/2032	48,547
409,829	5.500%, 9/1/2034	459,094
1,392,219	5.500%, 12/1/2034	1,559,129
47,157	5.500%, 4/1/2035	52,722
488,636	5.500%, 11/1/2035	549,654
327,073	5.500%, 1/1/2036	368,627
117,461	5.500%, 3/1/2036	132,224
498,609	5.500%, 4/1/2036	560,641
740,203	5.500%, 4/1/2036	833,480
217,496	5.500%, 5/1/2036	244,589
157,611	5.500%, 9/1/2036	177,527
515,353	5.500%, 8/1/2037	580,793
188,261	5.500%, 7/1/2038	212,246
863,288	5.500%, 4/1/2041	946,653
1,349	6.000%, 1/1/2029	1,385
13,272	6.000%, 1/1/2029	14,655
17,082	6.000%, 2/1/2029	18,875
7,602	6.000%, 2/1/2029	8,412
4,794	6.000%, 4/1/2029	5,347
15,953	6.000%, 5/1/2029	17,774
10,242	6.000%, 5/1/2029	11,333
698,334	6.000%, 7/1/2034	797,854
378,168	6.000%, 11/1/2034	431,400
189,006	6.000%, 7/1/2036	217,210
47,932	6.000%, 7/1/2036	55,215
242,759	6.000%, 10/1/2037	279,539
188,628	6.000%, 6/1/2038	216,583
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$996,286	6.000%, 7/1/2038	$1,148,838
80,385	6.000%, 9/1/2038	92,743
60,968	6.000%, 10/1/2038	70,335
435,649	6.000%, 2/1/2039	502,455
29,697	6.500%, 9/1/2028	32,272
4,340	6.500%, 8/1/2029	4,874
5,344	6.500%, 6/1/2031	6,115
15,004	6.500%, 6/1/2031	17,080
5,041	6.500%, 6/1/2031	5,702
5,622	6.500%, 6/1/2031	6,376
33,700	6.500%, 12/1/2031	38,803
3,248	6.500%, 1/1/2032	3,737
47,026	6.500%, 3/1/2032	54,126
188,085	6.500%, 4/1/2032	214,815
59,509	6.500%, 5/1/2032	68,603
295,172	6.500%, 7/1/2036	344,904
11,569	6.500%, 8/1/2036	13,556
14,296	6.500%, 9/1/2036	16,803
84,378	6.500%, 12/1/2036	98,588
116,869	6.500%, 9/1/2037	137,656
6,395	6.500%, 12/1/2037	7,535
90,498	6.500%, 10/1/2038	106,662
799	7.000%, 7/1/2023	848
20,586	7.000%, 2/1/2024	21,778
895	7.000%, 5/1/2024	965
2,148	7.000%, 7/1/2024	2,330
1,219	7.000%, 7/1/2025	1,339
15,304	7.000%, 9/1/2031	17,564
6,113	7.000%, 9/1/2031	7,096
130,048	7.000%, 11/1/2031	151,179
10,938	7.000%, 12/1/2031	12,496
74,163	7.000%, 1/1/2032	83,496
28,935	7.000%, 2/1/2032	33,568
37,435	7.000%, 3/1/2032	43,538
263,993	7.000%, 3/1/2032	300,228
122,252	7.000%, 4/1/2032	142,464
5,709	7.000%, 4/1/2032	6,648
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$29,664	7.000%, 4/1/2032	$34,083
29,104	7.000%, 6/1/2032	33,885
283,801	7.000%, 6/1/2037	333,687
985	7.500%, 1/1/2030	1,144
10,681	7.500%, 9/1/2030	12,408
14,633	7.500%, 5/1/2031	17,065
4,037	7.500%, 6/1/2031	4,700
39,180	7.500%, 8/1/2031	45,583
45,036	7.500%, 1/1/2032	51,748
3,835	7.500%, 6/1/2033	4,403
225	8.000%, 7/1/2023	235
4,956	8.000%, 10/1/2026	5,600
2,386	8.000%, 11/1/2029	2,754
453	9.000%, 6/1/2025	503
	TOTAL	1,104,950,973
	Government National Mortgage Association—10.0%
20,676,387	3.000%, 1/20/2047	21,294,660
1,648,576	3.500%, 8/15/2043	1,738,399
1,299,771	3.500%, 8/15/2043	1,370,589
16,916,611	3.500%, 3/20/2047	17,740,489
20,587,811	3.500%, 11/20/2047	21,590,485
27,519,925	3.500%, 6/20/2049	28,402,690
46,560,054	3.500%, 9/20/2049	48,209,988
28,874,985	3.500%, 10/20/2049	29,927,545
26,843,276	3.500%, 11/20/2049	27,846,941
1,633,507	4.000%, 9/15/2040	1,748,386
4,054,298	4.000%, 10/15/2040	4,339,423
1,888,075	4.000%, 1/15/2041	2,019,087
2,627,887	4.000%, 10/15/2041	2,805,307
7,488,000	4.000%, 5/20/2047	7,824,558
19,084,078	4.000%, 6/15/2048	20,038,553
427,141	4.500%, 1/15/2039	464,469
348,592	4.500%, 6/15/2039	380,737
1,431,807	4.500%, 10/15/2039	1,563,641
427,499	4.500%, 1/15/2040	467,485
249,420	4.500%, 6/15/2040	272,750
347,469	4.500%, 9/15/2040	379,970
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$533,781	4.500%, 2/15/2041	$582,875
1,287,252	4.500%, 3/15/2041	1,407,655
131,793	4.500%, 5/15/2041	143,667
4,397,528	4.500%, 6/20/2041	4,792,044
718,286	4.500%, 9/15/2041	781,880
493,124	4.500%, 10/15/2043	536,013
398,572	4.500%, 11/15/2043	430,497
583,069	5.000%, 1/15/2039	645,149
560,082	5.000%, 5/15/2039	619,984
804,175	5.000%, 8/20/2039	884,912
233,474	5.500%, 12/15/2038	261,189
168,826	5.500%, 12/20/2038	189,255
354,786	5.500%, 1/15/2039	398,214
356,747	5.500%, 2/15/2039	399,883
8,813	6.000%, 10/15/2028	9,664
11,137	6.000%, 3/15/2029	12,205
105,889	6.000%, 2/15/2036	120,432
184,443	6.000%, 4/15/2036	209,721
170,677	6.000%, 6/15/2037	194,498
19,295	6.500%, 10/15/2028	21,557
7,096	6.500%, 10/15/2028	7,704
8,685	6.500%, 11/15/2028	9,620
14,650	6.500%, 12/15/2028	16,271
5,669	6.500%, 2/15/2029	6,333
14,275	6.500%, 3/15/2029	15,896
28,853	6.500%, 9/15/2031	32,882
62,011	6.500%, 2/15/2032	70,434
18,241	7.000%, 11/15/2027	20,311
14,729	7.000%, 12/15/2027	16,505
10,131	7.000%, 6/15/2028	11,213
19,235	7.000%, 11/15/2028	21,400
8,747	7.000%, 1/15/2029	9,860
8,114	7.000%, 5/15/2029	9,209
2,391	7.000%, 10/15/2029	2,705
23,521	7.000%, 5/15/2030	26,696
15,858	7.000%, 11/15/2030	18,066
15,941	7.000%, 12/15/2030	17,982
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$29,731		7.000%, 6/15/2031	$33,489
15,422		7.000%, 8/15/2031	17,570
64,671		7.000%, 10/15/2031	74,144
11,496		7.000%, 12/15/2031	13,231
18,533		7.500%, 8/15/2029	21,192
44,929		7.500%, 10/15/2029	51,648
54,614		7.500%, 6/15/2030	63,087
4,708		7.500%, 10/15/2030	5,420
7,368		7.500%, 1/15/2031	8,556
3,766		8.000%, 1/15/2022	3,923
2,482		8.000%, 6/15/2022	2,595
4,095		8.000%, 8/15/2029	4,715
2,691		8.000%, 10/15/2029	3,110
9,657		8.000%, 11/15/2029	11,171
9,876		8.000%, 1/15/2030	11,314
3,587		8.000%, 10/15/2030	4,141
78,853		8.000%, 11/15/2030	91,255
4,180		8.500%, 5/15/2029	4,875
172		9.500%, 10/15/2020	174
		TOTAL	253,806,143
		Uniform Mortgage-Backed Securities, TBA—2.0%
50,000,000	[2]	3.000%, 1/20/2050	51,360,505
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $ 2,124,855,938)	2,205,326,495
		INVESTMENT COMPANY—4.8%
121,153,079		[3]Federated Government Obligations Fund, Premier Shares, 1.53%[4] (IDENTIFIED COST $121,153,079)	121,153,079
		TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $2,499,299,931)[5]	2,578,980,208
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[6]	(50,115,422)
		TOTAL NET ASSETS—100%	$2,528,864,786
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2018	89,372,028
Purchases/Additions	1,550,583,537
Sales/Reductions	(1,518,802,486)
Balance of Shares Held 12/31/2019	121,153,079
Value	$121,153,079
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$3,222,268
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of this security is segregated pending settlement of when issue and delayed transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,498,099,757.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$64,480,148	$—	$64,480,148
Commercial Mortgage-Backed Securities	—	79,455,643	—	79,455,643
Collateralized Mortgage Obligations	—	108,564,843	—	108,564,843
Mortgage-Backed Securities	—	2,205,326,495	—	2,205,326,495
Investment Company	121,153,079	—	—	121,153,079
TOTAL SECURITIES	$121,153,079	$2,457,827,129	$—	$2,578,980,208
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.60	$9.80	$9.81	$9.85	$9.97
Income From Investment Operations:
Net investment income[1]	0.32	0.30	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.28	(0.20)	0.00[2]	(0.00)[2]	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.10	0.27	0.23	0.16
Less Distributions:
Distributions from net investment income	(0.32)	(0.30)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Period	$9.88	$9.60	$9.80	$9.81	$9.85
Total Return[3]	6.33%	1.10%	2.75%	2.30%	1.66%
Ratios to Average Net Assets:
Net expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	3.25%	3.18%	2.71%	2.34%	2.31%
Expense waiver/reimbursement[4]	—%	—%	0.00%[5]	0.00%[5]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,528,865	$2,815,951	$1,787,418	$2,147,397	$1,900,395
Portfolio turnover	130%	109%	88%	258%	307%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	100%	109%	46%	42%	46%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2019
Assets:
Investment in securities, at value including $121,153,079 of investment in an affiliated holding* (identified cost $2,499,299,931)		$2,578,980,208
Income receivable		6,500,950
Income receivable from an affiliated holding		414,791
TOTAL ASSETS		2,585,895,949
Liabilities:
Payable for investments purchased	$51,364,583
Income distribution payable	5,390,979
Accrued expenses (Note 5)	275,601
TOTAL LIABILITIES		57,031,163
Net assets for 255,950,936 shares outstanding		$2,528,864,786
Net Assets Consist of:
Paid-in capital		$2,507,738,449
Total distributable earnings (loss)		21,126,337
TOTAL NET ASSETS		$2,528,864,786
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,528,864,786 ÷ 255,950,936 shares outstanding, no par value, unlimited shares authorized		$9.88
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2019
Investment Income:
Interest		$81,674,718
Dividends received from an affiliated holding*		3,222,268
TOTAL INCOME		84,896,986
Expenses:
Administrative fee (Note 5)	$12,823
Custodian fees	106,817
Transfer agent fee	180,339
Directors’/Trustees’ fees (Note 5)	19,319
Auditing fees	32,500
Legal fees	10,473
Portfolio accounting fees	247,717
Share registration costs	200
Printing and postage	16,003
Miscellaneous (Note 5)	30,903
TOTAL EXPENSES	657,094
Net investment income		84,239,892
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		11,228,822
Net change in unrealized appreciation of investments		62,595,684
Net realized and unrealized gain (loss) on investments		73,824,506
Change in net assets resulting from operations		$158,064,398
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Mortgage Core Portfolio
Year Ended December 31	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$84,239,892	$74,500,364
Net realized gain (loss)	11,228,822	(38,821,151)
Net change in unrealized appreciation/depreciation	62,595,684	9,445,875
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	158,064,398	45,125,088
Distributions to Shareholders	(84,671,889)	(74,757,288)
Share Transactions:
Proceeds from sale of shares	679,031,800	1,338,729,800
Net asset value of shares issued to shareholders in payment of distributions declared	10,132,796	8,059,110
Cost of shares redeemed	(1,049,643,767)	(288,623,600)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(360,479,171)	1,058,165,310
Change in net assets	(287,086,662)	1,028,533,110
Net Assets:
Beginning of period	2,815,951,448	1,787,418,338
End of period	$2,528,864,786	$2,815,951,448
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2019
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds, or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2019, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2019	2018
Shares sold	69,130,342	140,395,762
Shares issued to shareholders in payment of distributions declared	1,033,755	844,493
Shares redeemed	(107,607,772)	(30,302,963)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(37,443,675)	110,937,292
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$84,671,889	$74,757,288
As of December 31, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$597,895
Net unrealized appreciation	$80,880,451
Capital loss carryforwards	$(60,352,009)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for dollar-roll transactions.
At December 31, 2019, the cost of investments for federal tax purposes was $2,498,099,757. The net unrealized appreciation of investments for federal tax purposes was $80,880,451. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $83,316,172 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,435,721.
As of December 31, 2019, the Fund had a capital loss carryforward of $60,352,009 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36,259,149	$24,092,860	$60,352,009
The Fund used capital loss carryforwards of $10,649,285 to offset capital gains realized during the year ended December 31, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2019, were as follows:
Purchases	$245,352,683
Sales	$151,140,110
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized. As of December 31, 2019, the Fund had no outstanding loans. During the year ended December 31, 2019, the Fund did not utilize the LOC.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2019, there were no outstanding loans. During the year ended December 31, 2019, the program was not utilized.
9. Subsequent event
Effective on or about February 28, 2021, the name of the Trust and Fund will change to Federated Hermes Core Trust and Mortgage Core Fund, respectively.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2019, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,019.70	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.00	$0.15
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Total Return Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TOTAL RETURN BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the
Semi-Annual Shareholder Report

year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Semi-Annual Shareholder Report

Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Semi-Annual Shareholder Report

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “LRMP”) for each series of the Corporation, including Federated Hermes Total Return Bond Fund (the “Fund” and collectively, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no
Semi-Annual Shareholder Report

material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020